Concentration of Risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration of Risks [Line Items]
Cash and cash equivalents and restricted cash (in Dollars)	$ 425	$ 401
Financial institutions deposit (in Dollars)	1,633	425
Cash Equivalents [Member]
Concentration of Risks [Line Items]
Cash and cash equivalents and restricted cash from continuing operations (in Dollars)	$ 2,058	$ 826
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	50.61%
Customer Concentration Risk [Member] | Five Customers [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	91.60%	98.40%	96.50%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	93.40%	91.30%	96.50%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	95.00%	65.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Five suppliers [Member]
Concentration of Risks [Line Items]
Concentration risk percentage	43.80%	52.90%